Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb. 07, 2014
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 9, 2014

TO THE PROSPECTUS OF

PERMAL ALTERNATIVE SELECT FUND,

DATED FEBRUARY 7, 2014

The Board of Trustees has approved the engagement of Atlantic Investment Management, Inc. ("Atlantic") as a subadviser to manage to the equity hedge strategy of the fund. Atlantic will become a subadviser to the fund effective June 9, 2014. The information below supplements the fund's Prospectus as of that date.

The section of the Prospectus titled "Principal investment strategies" is supplemented with the following text:

Investment strategy	Subadviser
Equity Hedge	Atlantic Investment Management, Inc.

The sections of the Prospectus titled "Principal risks" and "More on the fund's investment strategies, investments and risks — More on risks of investing in the fund" are supplemented with the following text:

Long/short strategy risk. While the portfolio managers may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the fund could lose money on both positions, if the portfolio managers judge the market incorrectly.

Permal Alternative Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 9, 2014

TO THE PROSPECTUS OF

PERMAL ALTERNATIVE SELECT FUND,

DATED FEBRUARY 7, 2014

The Board of Trustees has approved the engagement of Atlantic Investment Management, Inc. ("Atlantic") as a subadviser to manage to the equity hedge strategy of the fund. Atlantic will become a subadviser to the fund effective June 9, 2014. The information below supplements the fund's Prospectus as of that date.

The section of the Prospectus titled "Principal investment strategies" is supplemented with the following text:

Investment strategy	Subadviser
Equity Hedge	Atlantic Investment Management, Inc.

The sections of the Prospectus titled "Principal risks" and "More on the fund's investment strategies, investments and risks — More on risks of investing in the fund" are supplemented with the following text:

Long/short strategy risk. While the portfolio managers may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the fund could lose money on both positions, if the portfolio managers judge the market incorrectly.